Leases	12 Months Ended
Jun. 30, 2026
Leases
Leases

24. Leases

The Group as lessee

Operating leases

In the ordinary course of business, the Group enters into several operating lease agreements. The Group conducts a portion of its agricultural activities on land rented from third parties under operating lease contracts averaging a harvest year. Rent expense for the years ended as of June 30, 2026, 2025 and 2024 amounted to ARS 4,143, ARS 10,106 and ARS 14,391, respectively and is included in the line item "Costs" in the Consolidated Statement of Income and Other Comprehensive Income.

The Group is also using land in the Province of Salta under rights of use agreement (the "Anta Agreement") for which the Group is currently paying a rent fee of 10% of the production. Rent expense paid for the years ended as of June 30, 2026, 2025 and 2024 amounted to ARS 3,498, ARS 2,469 and ARS 5,716, respectively and is included in the line item "Costs" in the Consolidated Statement of Income and Other Comprehensive Income.

The Group leases property or spaces for administrative or commercial use both in Argentina and in Israel, under operating leases. The agreements entered into include several clauses, including but not limited, to fixed, variable or adjustable payments. Some leases were agreed upon with related parties (Note 32). The amounts involved are not material for any of the periods filed.

The future aggregate minimum lease payments the Group will have to cancel under non-cancellable operating leases were as follows:

	06.30.2026	06.30.2025	06.30.2024
No later than 1 year	53,574	48,400	26,645
Later than 1 year and not later than 5 years	36,265	40,747	51,178
More than 5 years	29,048	14,196	30,016
	118,887	103,343	107,839

The Group as lessor

Operating leases (Shopping malls, offices and other buildings)

In the segments Shopping malls and Offices and Others, the Group enters into operating lease agreements typical in the business. Given the diversity of properties and lessees, and the various economic and regulatory jurisdictions where the Group operates, the agreements may adopt different forms, such as fixed, variable, adjustable leases, etc. For example, operating lease agreements with lessees of Shopping malls generally include escalation clauses and contingent payments. Rental income is recorded in the consolidated statement of profit or loss and other comprehensive income under rental and service income in all periods presented.

Rental properties are considered to be investment properties. Book value is included in Note 9. The future minimum proceeds generated from non-cancellable operating leases from Group’s Shopping malls, offices and other buildings are as follows:

	06.30.2026	06.30.2025	06.30.2024
No later than 1 year	55,954	71,766	78,519
Later than 1 year and not later than 5 years	45,739	68,218	61,125
More than 5 years	677	781	386
	102,370	140,765	140,030

Operating leases (Farmlands)

From time to time, the Group leases certain farmlands. The leases have an average term of one crop year. Rental income is generally based on the market price of a particular crop multiplied by a fixed amount of tons per hectare leased or based on a fixed amount in dollars per hectare leased.

The future aggregate minimum lease proceeds under non-cancellable operating leases from the Group are as follows:

	06.30.2026	06.30.2025	06.30.2024
No later than 1 year	3,520	3,438	4,643
Later than 1 year and not later than 5 years	3,802	6,217	12,309
	7,322	9,655	16,952